Submission	Aug. 05, 2025
Submission [Line Items]
Central Index Key	0000048732
Registrant Name	CENTERPOINT ENERGY HOUSTON ELECTRIC LLC
Registration File Number	333-272025-02
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A